Fair Value Measurements - Summary of Fair Value Measurements (Detail) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Private Placement Warrants
Liabilities:
Warrant liability – Private Placement Warrants	$ 4,070	$ 0
Preferred D stock
Liabilities:
Warrant liability – Private Placement Warrants	$ 0	$ 444